SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ / shares in Units, JointVentureProperty in Millions, JointVenture in Millions			3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 24, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) JointVentureProperty JointVenture $ / shares shares	Dec. 31, 2016 USD ($) JointVenture $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Summary Of Significant Accounting Policy [Line Items]
common stock, shares authorized | shares	2,000,000,000	2,000,000,000	2,000,000,000			2,000,000,000					2,000,000,000		2,000,000,000
Issuance of common stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01			$ 0.01					$ 0.01		$ 0.01	$ 0.01
Share issued | shares	561,000,000	561,000,000	561,000,000			561,000,000					561,000,000		561,000,000
Share outstanding	$ 561,000,000
Stock split ratio, description	459.4752645-for-1 common stock split
Stock split ratio	459.4752645
Goodwill impairment						$ 369,000,000					$ 0	$ 370,000,000	$ 369,000,000
Equity investments		$ 47,131,000,000	$ 43,779,000,000			47,131,000,000					43,779,000,000		47,131,000,000	$ 41,992,000,000
Pre-tax cumulative effect adjustment to opening equity													35,000,000
Nonaccrual mortgage loans		$ 19,000,000				$ 19,000,000							$ 19,000,000	34,000,000	$ 72,000,000
Average gross short-term and long-term annual return estimate (as a percent)		7.00%				7.00%							7.00%
Net short-term and long-term annual return estimate (as a percent)		4.70%				4.70%							4.70%
Term of rate limitations (in years)													5 years
Future benefits assumption, description													If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.
Average life of assumed investment yields		7 years
Investments		$ 81,782,000,000	78,942,000,000			$ 81,782,000,000					78,942,000,000		$ 81,782,000,000	72,318,000,000
Nonconsolidated, assets and liabilities, net		160,186,000,000				160,186,000,000							160,186,000,000
Variable interest entity, maximum loss exposure		1,131,000,000				1,131,000,000							1,131,000,000
Unfunded commitments		734,000,000				734,000,000							734,000,000
Total assets		393,000,000				393,000,000							$ 393,000,000	36,000,000
Number of Consolidated joint venture | JointVentureProperty													3
Real estate held for production of income		372,000,000				372,000,000							$ 372,000,000	36,000,000
Total liabilities		229,000,000				229,000,000							229,000,000	11,000,000
Long term debt		203,000,000				203,000,000							203,000,000	0
Consolidated Balance Sheet Asset		235,615,000,000	234,451,000,000	$ 230,947,000,000	$ 232,256,000,000	235,615,000,000	$ 230,918,000,000	$ 223,591,000,000	$ 230,947,000,000	$ 226,712,000,000	234,451,000,000	230,918,000,000	235,615,000,000	216,645,000,000
Consolidated balance liabilities		235,615,000,000	234,451,000,000	230,947,000,000	232,256,000,000	235,615,000,000	230,918,000,000	223,591,000,000	230,947,000,000	226,712,000,000	234,451,000,000	230,918,000,000	235,615,000,000	216,645,000,000
Policyholders' benefits			318,000,000	$ 900,000,000	$ 594,000,000		$ 1,077,000,000	$ 1,091,000,000	$ 1,494,000,000	$ 2,823,000,000	1,812,000,000	$ 3,900,000,000	4,366,000,000	3,342,000,000	3,501,000,000
Deferred policy acquisition costs, amortization expense													(503,000,000)	(779,000,000)
Cash Surrender Value
Summary Of Significant Accounting Policy [Line Items]
Corporate owned life insurance (COLI)		$ 918,000,000				$ 918,000,000							$ 918,000,000	889,000,000	$ 891,000,000
Minimum
Summary Of Significant Accounting Policy [Line Items]
Gross short-term annual rate of return limitations (as a percent)		0.00%				0.00%							0.00%
Net short-term annual rate of return limitations (as a percent)		(2.30%)				(2.30%)							(2.30%)
Average rate of assumed investment yields		4.30%
Useful lives , intangible assets													6 years
Minimum | Real Estate
Summary Of Significant Accounting Policy [Line Items]
Property, plant and equipment usefull life													40 years
Maximum
Summary Of Significant Accounting Policy [Line Items]
Gross short-term annual rate of return limitations (as a percent)		15.00%				15.00%							15.00%
Net short-term annual rate of return limitations (as a percent)		12.70%				12.70%							12.70%
Average rate of assumed investment yields		4.70%
Useful lives , intangible assets													20 years
Maximum | Real Estate
Summary Of Significant Accounting Policy [Line Items]
Property, plant and equipment usefull life													50 years
Internal Use Software | Minimum
Summary Of Significant Accounting Policy [Line Items]
Useful lives , intangible assets													3 years
Internal Use Software | Maximum
Summary Of Significant Accounting Policy [Line Items]
Useful lives , intangible assets													5 years
Life Insurance Liabilities
Summary Of Significant Accounting Policy [Line Items]
Interest rates		5.10%				5.10%							5.10%
Life Insurance Liabilities | Minimum
Summary Of Significant Accounting Policy [Line Items]
Interest rates		5.00%				5.00%							5.00%
Life Insurance Liabilities | Maximum
Summary Of Significant Accounting Policy [Line Items]
Interest rates		6.30%				6.30%							6.30%
Annuity Liabilities
Summary Of Significant Accounting Policy [Line Items]
Interest rates		4.20%				4.20%							4.20%
Annuity Liabilities | Minimum
Summary Of Significant Accounting Policy [Line Items]
Interest rates		1.60%				1.60%							1.60%
Annuity Liabilities | Maximum
Summary Of Significant Accounting Policy [Line Items]
Interest rates		5.50%				5.50%							5.50%
Non - consolidated Joint Venture
Summary Of Significant Accounting Policy [Line Items]
Ownership interest		95.00%				95.00%							95.00%
Ownership interest													5.00%
Real estate held for production of income		$ 18,000,000				$ 18,000,000							$ 18,000,000	$ 20,000,000
Number of joint venture | JointVenture													2	2
Variable Interest Entity, Primary Beneficiary
Summary Of Significant Accounting Policy [Line Items]
Total assets			202,000,000								202,000,000
Total liabilities			6,000,000								6,000,000
Consolidated Assets		1,550,000,000				1,550,000,000							$ 1,550,000,000
Consolidated Liablities		696,000,000				696,000,000							696,000,000
Redeemable Non-Controlling Interest		596,000,000				596,000,000							596,000,000
Total investment management and service fees
Summary Of Significant Accounting Policy [Line Items]
Variable interest entity, maximum loss exposure		7,900,000				7,900,000							7,900,000
Variable interest entity, nonconsolidated net assets		53,600,000,000				53,600,000,000							53,600,000,000
VISL
Summary Of Significant Accounting Policy [Line Items]
Amortisation of DAC															7.00%
Amortisation of DAC															9.00%
Other Assets | Voting Interest Entities
Summary Of Significant Accounting Policy [Line Items]
Consolidated Balance Sheet Asset		58,000,000				58,000,000							58,000,000
Other liabilities | Voting Interest Entities
Summary Of Significant Accounting Policy [Line Items]
Consolidated balance liabilities		2,000,000				2,000,000							2,000,000
Other | Voting Interest Entities
Summary Of Significant Accounting Policy [Line Items]
Consolidated balance liabilities		0				0							0
Separate Accounts' assets
Summary Of Significant Accounting Policy [Line Items]
Gain (loss) of investments													17,042,000,000	$ 8,275,000,000	$ (1,160,000,000)
Equity securities
Summary Of Significant Accounting Policy [Line Items]
Equity investments		190,000,000	0			190,000,000					$ 0		190,000,000	113,000,000
Accounting Standards Update 2017-04
Summary Of Significant Accounting Policy [Line Items]
Goodwill impairment													369,000,000
Equity
Summary Of Significant Accounting Policy [Line Items]
Investments		$ 1,131,000,000				$ 1,131,000,000							$ 1,131,000,000
ABLP | New York City
Summary Of Significant Accounting Policy [Line Items]
Unincorporated business tax													4.00%
AB | Domestic Tax Authority
Summary Of Significant Accounting Policy [Line Items]
Tax on partnership gross income													3.50%
Long-term Lapses Partial Withdrawal Rates And Election Assumptions Updates
Summary Of Significant Accounting Policy [Line Items]
Policyholders' benefits			(673,000,000)										$ 277,000,000	117,000,000
Deferred policy acquisition costs, amortization expense			$ (286,000,000)										112,000,000	201,000,000
Policy Charges and fee income													85,000,000	54,000,000
Increase decrease in income from continuing operations													462,000,000	30,000,000	982,000,000
Net income (loss)													711,000,000	$ 20,000,000	1,511,000,000
Policy Charges and fee income															34,000,000
Long-term Lapses Partial Withdrawal Rates And Election Assumptions Updates | VISL
Summary Of Significant Accounting Policy [Line Items]
Increase in GMIB Reserve															29,000,000
Long-term Lapses Partial Withdrawal Rates And Election Assumptions Updates | GMxB derivative features' liability
Summary Of Significant Accounting Policy [Line Items]
Liabilities of consolidated VIEs/VOEs															887,000,000
Long-term Lapses Partial Withdrawal Rates And Election Assumptions Updates | GMIB reinsurance contract asset
Summary Of Significant Accounting Policy [Line Items]
Increase in GMIB Reserve															328,000,000
Long-term Lapses Partial Withdrawal Rates And Election Assumptions Updates | AXA Equitable Life
Summary Of Significant Accounting Policy [Line Items]
Increase decrease in income from continuing operations															$ 73,000,000
Update RTM Assumptions
Summary Of Significant Accounting Policy [Line Items]
RTM assumption, percentage															7.00%	9.00%
GMIB
Summary Of Significant Accounting Policy [Line Items]
Increase (decrease) in fair value of reinsurance contracts													504,000,000		$ 407,000,000
Increase (decrease) in fair value of policy liability													$ 457,000,000